Stock-based Compensation Expense - Fixed-Price Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding Shares,Beginning Balance (in shares)	1,343,261
Granted (in shares)	297,924
Exercised (in shares)	(191,732)
Forfeited (in shares)	(80,337)
Outstanding Shares, Ending Balance (in shares)	1,369,116	1,343,261
Exercisable, Ending Balance (in shares)	854,031
Weighted-Average Exercise Price
Outstanding Weighted-Average Exercise Price, Beginning Balance (in dollars per share)	$ 41.78
Granted (in dollars per share)	$ 65.35
Exercised (in dollars per share)	$ 28.96
Forfeited (in dollars per share)	$ 61.39
Outstanding Weighted-Average Exercise (in dollars per share)Price, Ending Balance	$ 47.55	$ 41.78
Exercisable Weighted-Average Exercise Price, Ending Balance (in dollars per share)	$ 37.86
Weighted-Average Remaining Contractual Term (Years)
Weighted-Averaged Remaining Contractual Term, Beginning Balance	7 years	7 years 2 months 12 days
Weighted-Averaged Remaining Contractual Term, Ending Balance	7 years	7 years 2 months 12 days
Exercisable Weighted-Average Remaining Contractual Term, Ending Balance	6 years
Aggregate Intrinsic Value
Outstanding Aggregate Intrinsic Value, Beginning Balance	$ 28,232
Outstanding Aggregate Intrinsic Value, Ending Balance	22,795	28,232
Exercisable Aggregate Intrinsic Value, Ending Balance	$ 21,977